Memorandum items (Tables)	12 Months Ended
Dec. 31, 2024
Memorandum items
Schedule of contingent liabilities and commitments

	2024	2023
	£m	£m
Contingent liabilities and commitments
Guarantees	3,060	2,823
Other contingent liabilities	1,496	1,633
Standby facilities, credit lines and other commitments	135,405	127,424
Total	139,961	131,880

(1)	Updated to reflect the regulatory treatment of revocable commitments.

Schedule of contractual obligations for future expenditure

	2024	2023
	£m	£m
Capital expenditure on property, plant and equipment	14	38
Contracts to purchase goods or services (1)	1,160	1,121
	1,174	1,159

(1)	Of which due within 1 year: £356 million (2023 - £379 million).